Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses And Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
Accrued expenses and other liabilities consist of the following:

	December 31,
	2019	2020
	RMB	RMB
Deferred service fee	67,485	6,890
Compensation payable related to guarantee obligation on borrowers’ defaults	21,912	—
Deferred government grants	19,000	14,000
Notes payable*	20,000	—
Professional and other service fees payable	11,746	9,791
Payroll Payable	7,209	4,213
Payables to individual investors and financial partners for collecting principal and interests on behalf of borrowers	—	6,677
Contingent investment consideration payable	4,728	7,995
Others	5,865	10,188

Total	157,945	59,754

*	Notes payable was pledged with restricted cash with balance of US$3,200 as of December 31, 2019.